ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Warranty costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost of Revenue
Warranty costs
Warrant cost	¥ 74,742	¥ 80,048	¥ 68,866